Note 4. Chilerecicla Joint Venture (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 01, 2013	Jun. 06, 2013
Note 4. Chilerecicla Joint Venture (Details) [Line Items]
Payments to Acquire Interest in Joint Venture	$ 25,000	$ 50,000
Contribution for Joint Venture [Member] | Chilerecicla [Member]
Note 4. Chilerecicla Joint Venture (Details) [Line Items]
Other Commitment			50,000	2,500
Chilerecicla [Member]
Note 4. Chilerecicla Joint Venture (Details) [Line Items]
Joint Venture, Description			Under the terms of the agreement, GTSO will receive a minimum of 50% of the net profits of the Chilerecicla JV.	Chilerecicla agrees to reserve 30% of the gross proceeds of the business for repayment of the initial contribution. At the end of the start-up phase, Chilerecicla will provide GTSO with a detailed timeline, budget and operational plan for further development. Both parties will have 60 days to agree on an appropriate funding strategy for the next phase. GTSO will have no obligation to continue funding the business.
Payments to Acquire Interest in Joint Venture			50,000
Income (Loss) Attributable to Noncontrolling Interest			$ 0